Results related to derecognition of financial liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Results related to derecognition of financial liabilities
Gain on waiver of Amylon convertible loans			€ 509	€ 1,144
Total results related to derecognition of financial liabilities	€ 101	€ 1,144	€ 509	€ 1,144